Right-of-Use Assets - Schedule of Amounts Recognized in Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognized in Statements of Cash Flows [Abstract]
Payment of lease liabilities	$ (269,292)	$ (178,040)	$ (133,382)